Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

Note 9. Cash and cash equivalents

	As of December 31, 2022	As of June 30, 2022
Bank accounts	10,429,258	1,081,808
Total cash and cash equivalents	$10,429,258	$1,081,808

The Company has bank accounts in: HSBC Bank USA N.A., EFG Bank AG, Lloyds Bank PLC and Banco de Galicia y Buenos Aires S.A. Neither of them represents more than 40% of our deposits, as such there is no substantial asset concentration.